ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2018
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Schedule of Accrued expenses and other current liabilities

	December 31,
	2017	2018
	RMB’000	RMB’000	US$’000

Advance from customers	10,361	18,598	2,705
Other accrued expenses	26,876	21,764	3,164
Other tax payables	2,045	7,272	1,058

	39,282	47,634	6,927